CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,402,226	$ 201,417	¥ 1,248,810
Short-term investments	217,640	31,262	1,028,564
Prepaid expenses and other current assets	180,881	25,982	124,908
Deferred costs, current	243,447	34,969	180,657
Total current assets	2,044,194	293,630	2,582,939
Non-current assets
Property and equipment, net	545,675	78,381	559,511
Intangible assets, net	1,176	169	1,369
Right-of-use assets	598,991	86,040	0
Deferred costs, non-current	205,488	29,517	146,610
Long-term investments	40,026	5,749	30,009
Deferred tax assets	85,513	12,283
Other non-current assets	447,639	64,299	418,700
Total non-current assets	1,924,508	276,438	1,156,199
TOTAL ASSETS	3,968,702	570,068	3,739,138
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB241,204 and RMB209,727 as of December 31, 2018 and 2019, respectively)	435,225	62,516	455,284
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,765,085 and RMB1,162,938 as of December 31, 2018 and 2019, respectively)	1,670,076	239,891	1,765,085
Lease liabilities, current (including lease liabilities, current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and RMB22,659 as of December 31, 2018 and December 31, 2019, respectively)	40,236	5,780
Payables to acquire buildings (including payables to acquire buildings of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2018 and December 31, 2019, respectively)	61,540	8,840	61,540
Long-term debt, current portion (including long-term debt, current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2018 and December 31, 2019, respectively)	32,500	4,668	32,500
Total current liabilities	2,239,577	321,695	2,314,409
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,520,940 and RMB1,096,482 as of December 31, 2018 and 2019, respectively)	1,558,694	223,892	1,520,940
Lease liabilities, non-current (including lease liabilities, non-current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and RMB358,467 as of December 31, 2018 and December 31, 2019, respectively)	616,246	88,518
Deferred tax liabilities(including deferred tax liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of nil and RMB4,415 as of December 31, 2018 and December 31, 2019, respectively)	87,954	12,634
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB135 and RMB135 as of December 31, 2018 and December 31, 2019, respectively)	11,469	1,647	17,147
Long-term debt, non-current portion (including long-term debt, non-current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2018 and December 31, 2019, respectively)	193,125	27,741	225,625
Total non-current liabilities	2,467,488	354,432	1,763,712
TOTAL LIABILITIES	4,707,065	676,127	4,078,121
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS’ DEFICIT
Treasury stock	0	0	0
Additional paid-in capital	2,363,999	339,567	2,391,822
Accumulated other comprehensive income	142,435	20,460	118,827
Accumulated deficit	(3,244,587)	(466,056)	(2,849,770)
Total Sunlands Technology Group shareholders’ deficit	(738,151)	(106,029)	(339,119)
Noncontrolling interest	(212)	(30)	136
TOTAL SHAREHOLDERS’ DEFICIT	(738,363)	(106,059)	(338,983)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	3,968,702	570,068	3,739,138
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	$ 0	0
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
TOTAL SHAREHOLDERS’ DEFICIT	1		1
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
TOTAL SHAREHOLDERS’ DEFICIT	¥ 1		¥ 1